Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents, at Carrying Value, Total	$ 40,109,382	$ 59,879,596	$ 56,860,845	$ 15,334,123